INTEREST EXPENSE	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

US$ MILLIONS	2024	2023	2022
Interest on corporate facility	$57	$32	$11
Interest on corporate debt	210	179	118
Interest on non-recourse borrowings	2,772	2,043	1,470
Other financing fees(1)	348	247	256
	$3,387	$2,501	$1,855

(1)Other financing fees primarily relate to interest expense associated with leases in connection with IFRS 16.